Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 5,310,612	¥ 36,971,420	¥ 34,262,445	¥ 25,688,327
Restricted cash	422,428	2,940,859	3,239,613	4,110,210
Short-term investments	3,533,968	24,602,777	2,035,575	8,587,852
Accounts receivable, net	889,222	6,190,588	11,109,988	16,359,147
Advance to suppliers	85,198	593,130	477,109	394,574
Inventories, net	8,321,434	57,932,156	44,030,084	41,700,379
Loan receivables, net	222,853	1,551,459	2,716,475	5,132,698
Prepayments and other current assets	585,783	4,078,102	3,848,225	2,258,904
Amount due from related parties	608,186	4,234,067	3,136,265	10,796,561
Total current assets	19,979,684	139,094,558	104,855,779	115,028,652
Non-current assets
Property, equipment and software, net	2,966,772	20,654,071	21,082,838	12,574,178
Construction in progress	834,024	5,806,308	6,553,712	3,196,516
Intangible assets, net	590,369	4,110,034	5,011,706	6,692,717
Land use rights, net	1,564,501	10,891,742	10,475,658	7,050,809
Operating lease right-of-use assets	1,241,575	8,643,597
Goodwill	954,303	6,643,669	6,643,669	6,650,570
Investment in equity investees	5,110,145	35,575,807	31,356,616	18,551,319
Investment securities	3,076,375	21,417,104	15,901,573	10,027,813
Deferred tax assets	11,571	80,556	103,158	158,250
Other non-current assets	977,658	6,806,258	5,283,948	2,227,942
Amount due from related parties			1,896,200	1,896,200
Total non-current assets	17,327,293	120,629,146	104,309,078	69,026,314
Total assets	37,306,977	259,723,704	209,164,857	184,054,966
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,577,086, RMB9,234,523 and RMB14,399,069 as of December 31, 2017, 2018 and 2019, respectively. Note 1)
Short-term borrowings		0	147,264	200,000
Nonrecourse securitization debt			4,397,670	12,684,881
Accounts payable	12,989,224	90,428,382	79,985,018	74,337,708
Advance from customers	2,309,549	16,078,619	13,017,603	13,605,298
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB813,525, RMB863,480 and RMB796,193 as of December 31, 2017, 2018 and 2019, respectively)	477,835	3,326,594	1,980,489	1,592,332
Taxes payable	289,550	2,015,788	825,677	658,220
Amount due to related parties	45,675	317,978	215,614	54,342
Accrued expenses and other current liabilities	3,541,639	24,656,180	20,292,680	15,117,840
Operating lease liabilities	458,715	3,193,480
Total current liabilities	20,112,187	140,017,021	120,862,015	118,250,621
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB1,273,545, RMB463,153 and RMB1,747,020 as of December 31, 2017, 2018 and 2019, respectively)	279,042	1,942,635	463,153	1,273,545
Nonrecourse securitization debt				4,475,238
Unsecured senior notes	992,917	6,912,492	6,786,143	6,447,357
Deferred tax liabilities	192,334	1,338,988	828,473	882,248
Long-term borrowings	450,931	3,139,290	3,088,440
Operating lease liabilities	793,353	5,523,164
Other non-current liabilities	32,446	225,883	308,489	337,254
Total non-current liabilities	2,741,023	19,082,452	11,474,698	13,415,642
Total liabilities	22,853,210	159,099,473	132,336,713	131,666,263
MEZZANINE EQUITY
Convertible redeemable non-controlling interests (Note 23)	2,293,140	15,964,384	15,961,284
JD.com, Inc. shareholders' equity
Ordinary shares value	55	381	380	377
Additional paid-in capital	13,024,810	90,676,122	82,832,895	76,254,607
Statutory reserves	209,596	1,459,165	1,400,412	635,966
Treasury stock	(363,436)	(2,530,166)	(3,783,729)	(4,457,608)
Accumulated deficit	(1,711,149)	(11,912,679)	(24,038,081)	(22,234,609)
Accumulated other comprehensive income	597,999	4,163,147	3,359,096	1,842,081
Total JD.com, Inc. shareholders' equity	11,757,875	81,855,970	59,770,973	52,040,814
Non-controlling interests	402,752	2,803,877	1,095,887	347,889
Total shareholders' equity	12,160,627	84,659,847	60,866,860	52,388,703
Total liabilities, mezzanine equity and shareholders' equity	$ 37,306,977	¥ 259,723,704	¥ 209,164,857	¥ 184,054,966